Notes Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

In June 2018, the Company entered into a note for approximately $285,200 in conjunction with a renewal of its director and officer insurance policy. The interest rate was 2.35% per annum. The note matures on April 9, 2019.

At December 31, 2018 and June 30, 2018, the note payable outstanding balances were approximately $114,700 and $285,200, respectively.

NOTE 6 - NOTES PAYABLE

In June 2018, the Company entered into a note for approximately $285,200 in conjunction with a renewal of its director and officer insurance policy. The interest rate was 2.35% per annum. The note matures on April 9, 2019.

In June 2017, the Company entered into a note for approximately $276,700 in conjunction with a renewal of its director and officer insurance policy. The interest rate was 2.05% per annum. The note matured on April 9, 2018 and was repaid during the year ended June 30, 2018.

At June 30, 2018 and 2017, the note payable outstanding balances were approximately $285,200 and $276,700, respectively.